COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2018
Commitments [Abstract]
Schedule of commitments
	2018	2019	2020	2021	2022	2023	Thereafter
	$	$	$	$	$	$	$
Production Facilities	173,787	210,740	49,748	-	-	-	-
Equipment	21,600	21,600	19,800	-	-	-	-
Office Space	128,065	170,578	170,578	170,578	170,578	170,578	-
Temporary Housing	75,600	48,600	-	-	-	-	-
Land	320,000	320,000	320,000	320,000	320,000	320,000	7,440,000
Total	719,052	771,518	560,126	490,578	490,578	490,578	7,440,000